Other assets and other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other Assets And Other Liabilities
Tax claim payments (i)	$ 125,670	$ 64,656
Other recoverable taxes (ii)	102,187	103,261
Prepaid expenses	9,364	7,945
Judicial deposits	9,221	13,912
Advances to third parties	3,624	7,575
Other assets	38,586	26,572
Total other assets	288,652	223,921
Current assets	77,225	88,195
Non-current assets	$ 211,427	$ 135,726